Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000001720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,141	$ 13,141	$ 13,141	$ 12,059	$ 10,220	$ 11,734	$ 8,370	$ 9,429	$ 10,020	$ 9,643	$ 8,171	$ 9,074	$ 9,425
Average Annual Return, Percent	2.71%	5.60%	2.77%
C000001720 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,943	$ 13,943	$ 13,943	12,795	10,844	12,451	8,880	10,005	10,632	10,231	8,670	9,628	10,000
Average Annual Return, Percent	8.97%	6.86%	3.38%
C000001722 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,122	$ 13,122	$ 13,122	12,042	10,205	11,809	8,485	9,629	10,318	9,998	8,536	9,554	10,000
Average Annual Return, Percent	8.18%	6.07%	2.75%
C000001723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 14,290	$ 14,290	$ 14,290	13,080	11,054	12,663	9,012	10,126	10,734	10,302	8,711	9,647	10,000
Average Annual Return, Percent	9.25%	7.13%	3.63%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Account Value	$ 15,285	$ 15,285	$ 15,285	$ 13,704	$ 11,538	$ 14,032	$ 10,602	$ 11,175	$ 11,056	$ 10,348	$ 8,604	$ 9,578	$ 10,000
Average Annual Return, Percent	11.54%	6.46%	4.33%
Lipper International Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper International Multi‑Cap Value Funds Classification Average
Average Annual Return, Percent	10.18%	5.92%	3.24%